Long-term receivables, investments and other - Equity investments (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated as measured at fair value through other comprehensive income [Line Items]
Investments in equity securities	$ 0	$ 43,873
Denison [Member]
Disclosure of fair value of investments in equity instruments designated as measured at fair value through other comprehensive income [Line Items]
Investments in equity securities	0	20,677
UEX [Member]
Disclosure of fair value of investments in equity instruments designated as measured at fair value through other comprehensive income [Line Items]
Investments in equity securities	0	13,005
GoviEx [Member]
Disclosure of fair value of investments in equity instruments designated as measured at fair value through other comprehensive income [Line Items]
Investments in equity securities	0	2,875
ISO Energy [Member]
Disclosure of fair value of investments in equity instruments designated as measured at fair value through other comprehensive income [Line Items]
Investments in equity securities	0	6,923
Other [Member]
Disclosure of fair value of investments in equity instruments designated as measured at fair value through other comprehensive income [Line Items]
Investments in equity securities	$ 0	$ 393